Non-Current Trade Receivables And Other Non-Current Assets - Additional Information (Detail) € in Thousands, $ in Millions			12 Months Ended
	Jan. 17, 2022 EUR (€)	Jan. 17, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure Of Other Non Current Assets [line items]
R&D Tax credit receivable			€ 3,454	€ 3,764		€ 1,200
R&D Tax credit receivable increase (decrease)			500
Non-current trade receivables			0	2,209
Mesoblast license agreement [member]
Disclosure Of Other Non Current Assets [line items]
Non-current trade receivables			0	2,209
Non-current trade receivables Mesoblast license agreement, Settlement difference	€ 900	$ 1.0
Amendment Entered With Mesoblast To Convert The License Into Non Exclusive [Member] | Mesoblast license agreement [member]
Disclosure Of Other Non Current Assets [line items]
Non-current trade receivables				€ 2,200	$ 2.5
Non-current trade receivables decrease due to settlement	1,500
Consideration receivable	€ 1,500
2017 Tax Credit [Member]
Disclosure Of Other Non Current Assets [line items]
R&D Tax credit receivable			800
Mesoblast [member] | License And collaboration Agreements [member]
Disclosure Of Other Non Current Assets [line items]
Non-current trade receivables			€ 2,200